Income taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset due to uncertain tax posistions			$ 1,000,000
Accrued penalties and interest,total			0	$ 0
Recognized penalties and interest			0	0
Provision or benefit for income tax expense	$ 0	$ 0	0	0
Federal and State [Member]
Net operating losses carryforwards			37,000,000	31,200,000
Foreign Tax Authority [Member]
Net operating losses carryforwards			$ 559,000	$ 547,000